UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hollow Brook Associates LLC
Address: 551 Madison, 8th Floor

         New York, NY  10022

13F File Number:  28-13354

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip E. Richter
Title:     President & Chief Operating Officer
Phone:     (212) 364-1848

Signature, Place, and Date of Signing:

     /s/ Philip E. Richter     New York, NY     August 09, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $124,970 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      220     5148 SH       Sole                        0        0     5148
ANNALY CAP MGMT INC            COM              035710409     1361    79350 SH       Sole                        0        0    79350
ANWORTH MORTGAGE ASSET CP      COM              037347101    11814  1659216 SH       Sole                        0        0  1659216
APACHE CORP                    COM              037411105      573     6809 SH       Sole                        0        0     6809
AT&T INC                       COM              00206r102     1222    50532 SH       Sole                        0        0    50532
BARRICK GOLD CORP              COM              067901108     2850    62769 SH       Sole                        0        0    62769
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      240        2 SH       Sole                        0        0        2
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104     4181   138990 SH       Sole                        0        0   138990
CHIMERA INVT CORP              COM              16934Q109     5512  1526892 SH       Sole                        0        0  1526892
CLOROX CO DEL                  COM              189054109      287     4625 SH       Sole                        0        0     4625
COCA COLA CO                   COM              191216100      326     6500 SH       Sole                        0        0     6500
COLGATE PALMOLIVE CO           COM              194162103      315     4000 SH       Sole                        0        0     4000
CORE LABORATORIES N V          COM              N22717107     4288    29051 SH       Sole                        0        0    29051
COURIER CORP                   COM              222660102      158    12971 SH       Sole                        0        0    12971
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100     9808   290595 SH       Sole                        0        0   290595
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273r109     3073    66238 SH       Sole                        0        0    66238
ENTERPRISE PRODS PARTNERS L    COM              293792107     3079    87056 SH       Sole                        0        0    87056
EOG RES INC                    COM              26875p101     4998    50809 SH       Sole                        0        0    50809
EXXON MOBIL CORP               COM              30231G102      789    13827 SH       Sole                        0        0    13827
FMC TECHNOLOGIES INC           COM              30249U101     4990    94763 SH       Sole                        0        0    94763
GENERAL ELECTRIC CO            COM              369604103      202    13983 SH       Sole                        0        0    13983
GOLDCORP INC NEW               COM              380956409     2755    62823 SH       Sole                        0        0    62823
HATTERAS FINL CORP             COM              41902r103     2050    73702 SH       Sole                        0        0    73702
HELMERICH & PAYNE INC          COM              423452101     1542    42212 SH       Sole                        0        0    42212
INERGY L P                     UNIT LTD PTNR    456615103     1805    45610 SH       Sole                        0        0    45610
ISHARES TR INDEX               BARCLYS TIPS BD  464287176      214     2000 SH       Sole                        0        0     2000
JOHNSON & JOHNSON              COM              478160104      634    10735 SH       Sole                        0        0    10735
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     1728    33247 SH       Sole                        0        0    33247
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      208     3780 SH       Sole                        0        0     3780
MEDIA SCIENCES INTL INC        COM              58446x107       80   234950 SH       Sole                        0        0   234950
MERCK & CO INC NEW             COM              58933y105      504    14401 SH       Sole                        0        0    14401
MFA FINANCIAL INC              COM              55272x102     8810  1190539 SH       Sole                        0        0  1190539
MICROSOFT CORP                 COM              594918104      378    16429 SH       Sole                        0        0    16429
MURPHY OIL CORP                COM              626717102     1533    30932 SH       Sole                        0        0    30932
NEWMONT MINING CORP            COM              651639106     2944    47676 SH       Sole                        0        0    47676
ONEOK INC NEW                  COM              682680103     5029   116267 SH       Sole                        0        0   116267
PENN VA GP HLDGS L P           COM UNIT R LIM   70788P105     3533   193900 SH       Sole                        0        0   193900
PEPSICO INC                    COM              713448108      539     8850 SH       Sole                        0        0     8850
PETROQUEST ENERGY INC          COM              716748108     2479   366660 SH       Sole                        0        0   366660
PFIZER INC                     COM              717081103      321    22489 SH       Sole                        0        0    22489
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     6699   114124 SH       Sole                        0        0   114124
PROCTER & GAMBLE CO            COM              742718109      252     4199 SH       Sole                        0        0     4199
PROSHARES TR                   PSHS ULSHT SP500 74347r883     5470   145075 SH       Sole                        0        0   145075
REAVES UTIL INCOME FD          COM SH BEN INT   756158101     8811   477848 SH       Sole                        0        0   477848
SPDR GOLD TRUST                GOLD SHS         78463v107     2728    22420 SH       Sole                        0        0    22420
ULTRA PETROLEUM CORP           COM              903914109      260     5865 SH       Sole                        0        0     5865
URANIUM RES INC                COM PAR $0.001   916901507       15    37000 SH       Sole                        0        0    37000
VERIZON COMMUNICATIONS INC     COM              92343V104     2629    93837 SH       Sole                        0        0    93837
WIRELESS TELECOM GROUP INC     COM              976524108      734  1019588 SH       Sole                        0        0  1019588